Financial Assets at Fair Value through Profit or Loss and Financial Investments_The Impairment Losses And The Reversal Of Impairment Losses In Financial Investments(Details) - Available-for-sale financial assets
₩ in Millions
12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure Of Impairment Loss On Financial Investments Line Items [Line Items]
Impairment	₩ (47,917)
Reversal	0
Net	₩ (47,917)